1(212) 318-6275

rachaelschwartz@paulhastings.com

April 15, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	The Daily Income Fund (the “Trust”)

Ladies and Gentlemen:

Transmitted herewith for filing is a Registration Statement on Form N-14 for the above referenced Trust. As indicated on the facing page, the Trust proposes that the filing become effective on May 15, 2013, pursuant to Rule 488(a) under the Securities Act of 1933. This Registration Statement is being filed in connection with the proposed reorganizations of the HighMark 100% U.S. Treasury Money Market Fund, HighMark Treasury Plus Money Market Fund, HighMark Diversified Money Market Fund and HighMark U.S. Government Money Market Fund, each a series of HighMark Funds into the U.S. Treasury Portfolio, U.S. Treasury Portfolio, Money Market Portfolio and U.S. Government Portfolio, each a series of Daily Income Fund, respectively.

Please call the undersigned at (212) 318-6275 with any questions or comments you may have regarding the filing. Thank you.

Very truly yours,

/s/ Rachael L. Schwartz

Rachael L. Schwartz

for PAUL HASTINGS LLP

Paul Hastings LLP | 75 East 55th Street | New York, NY 10022

t: +1.212.318.6000 | www.paulhastings.com